Debt - DCSP Financing Obligation (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessor, Lease, Description [Line Items]
2025		$ 64,267
2026		35,000
2027		0
2028		0
2029		0
Thereafter		0
Total future payments		99,267
Less: amount representing interest		(7,346)
Total financing obligation		91,921	$ 4,044
Less: current portion	$ (60,396)	(57,801)	(3,534)
Long-term portion	3,112	34,120	$ 510
DCSP Financing Obligation
Lessor, Lease, Description [Line Items]
2025	19,658	19,672
2026	19,645	19,658
2027	19,630	19,645
2028	19,616	19,630
2029		19,616
Thereafter		175,800
Total future payments	264,184	274,021
Less: amount representing interest	(149,548)	(158,081)
Total financing obligation	114,636	115,940
Less: current portion	(2,910)	(2,087)
Long-term portion	$ 111,726	$ 113,853